Fair Value Measurements - Summary of Fair Value Measurement of Assets And Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities	$ 11,225	$ 11,426	$ 11,133
Interest expense for liabilities carried at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities	720		529
Interest expense for liabilities carried at amortized cost [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities	$ 10,505		$ 10,604